Segment Reporting - Schedule of Reportable Segments (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Reportable Segments [Line Items]
Revenue from external customers	$ 3,596,575	$ 2,903,179	$ 6,140,731
Cost of revenue	3,231,225	2,085,296	4,862,424
Gross profit	365,350	817,883	1,278,307
Employee compensation and benefits expenses	884,598	530,922	615,934
Depreciation of property and equipment	82,929	10,570	9,765
Amortization of operating lease right-of-use assets and interest of lease liabilities	825,533	88,792	86,277
Impairment of goodwill	9,359,949
Other segment items	94,424	88,745	64,509
Segment profit (loss)	(10,882,083)	98,854	501,822
Employee compensation and benefits expenses	2,529,956	38,276
Business development expenses	1,194,434
Legal and professional fees	2,432,192	938,972	393,669
Share-based compensation	3,605,979
Unrealized losses from fair value changes of investments in equity securities	45,966
Unrealized losses from fair value changes of contingent consideration payable	502,970
Interest income	(581,836)	(63,723)	(2,725)
Interest expense	12,255	11,598	14,629
Other corporate expenses	625,469	21,350	1,606
Income (loss) before provision for income taxes	(21,249,468)	(847,619)	94,643
Design and fit out services [Member]
Schedule of Reportable Segments [Line Items]
Revenue from external customers	2,568,592	2,903,179	6,140,731
Cost of revenue	2,254,543	2,085,296	4,862,424
Gross profit	314,049	817,883	1,278,307
Employee compensation and benefits expenses	495,969	530,922	615,934
Depreciation of property and equipment	9,783	10,570	9,765
Amortization of operating lease right-of-use assets and interest of lease liabilities	86,533	88,792	86,277
Impairment of goodwill
Other segment items	106,119	88,745	64,509
Segment profit (loss)	(384,355)	98,854	501,822
Sales of AI server and related IT equipment [Member]
Schedule of Reportable Segments [Line Items]
Revenue from external customers	1,027,983
Cost of revenue	976,682
Gross profit	51,301
Employee compensation and benefits expenses	388,629
Depreciation of property and equipment	73,146
Amortization of operating lease right-of-use assets and interest of lease liabilities	739,000
Impairment of goodwill	9,359,949
Other segment items	(11,695)
Segment profit (loss)	$ (10,497,728)